BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2014
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

Preparation of Interim Financial Statements

iHeartMedia Capital I, LLC (formerly known as Clear Channel Capital I, LLC) (the “Company”) is the direct parent of iHeartCommunications, Inc., a Texas corporation (“iHeart” or the “Subsidiary Issuer”). The Company and certain of iHeart’s direct and indirect wholly-owned domestic subsidiaries fully and unconditionally guarantee on a joint and several basis certain of iHeart’s outstanding indebtedness. As permitted by the rules and regulations of the Securities and Exchange Commission (the “SEC”), the Company’s unaudited financial statements and related footnotes included in Item 1 of Part I of this Quarterly Report on Form 10-Q contain certain footnote disclosures regarding the financial information of the Company, iHeart and iHeart’s domestic wholly-owned subsidiaries that guarantee certain of iHeart’s outstanding indebtedness.

The accompanying consolidated financial statements were prepared by the Company pursuant to the rules and regulations of the SEC and, in the opinion of management, include all normal and recurring adjustments necessary to present fairly the results of the interim periods shown. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted pursuant to such SEC rules and regulations. Management believes that the disclosures made are adequate to make the information presented not misleading. Due to seasonality and other factors, the results for the interim periods are not necessarily indicative of results for the full year. The financial statements contained herein should be read in conjunction with the Company’s consolidated financial statements and notes thereto included in the Company’s 2013 Annual Report on Form 10-K.

The consolidated financial statements include the accounts of the Company and its subsidiaries. Also included in the consolidated financial statements are entities for which the Company has a controlling financial interest or is the primary beneficiary. Investments in companies in which the Company owns 20 percent to 50 percent of the voting common stock or otherwise exercises significant influence over operating and financial policies of the Company are accounted for under the equity method. All significant intercompany transactions are eliminated in the consolidation process. Certain prior-period amounts have been reclassified to conform to the 2014 presentation.

Information Regarding the Company

On September 16, 2014, CC Media Holdings, Inc., the parent company of iHeartMedia Capital I, LLC (formerly known as Clear Channel Capital I, LLC), issued a press release that announced a change of its name to “iHeartMedia, Inc.” and changed the names of certain of its affiliates, including as follows:

Old Name:	New Name:
Clear Channel Capital I, LLC	iHeartMedia Capital I, LLC
Clear Channel Capital II, LLC	iHeartMedia Capital II, LLC
Clear Channel Communications, Inc.	iHeartCommunications, Inc.
Clear Channel Management Services, Inc.	iHeartMedia Management Services, Inc.
Clear Channel Broadcasting, Inc.	iHeartMedia + Entertainment, Inc.
Clear Channel Identity, Inc.	iHM Identity, Inc.
Clear Channel Satellite Services Inc.	iHeartMedia Satellite Services, Inc.

Clear Channel Outdoor Holdings, Inc. (“CCOH”), an indirect subsidiary of the Company, retained its existing name.

The Company is a limited liability company organized under Delaware law, with all of its interests being held by iHeartMedia Capital II, LLC, a direct, wholly-owned subsidiary of iHeartMedia, Inc. (“Parent”). Parent was formed in May 2007 by private equity funds sponsored by Bain Capital Partners, LLC and Thomas H. Lee Partners, L.P. (together, the “Sponsors”) for the purpose of acquiring the business of iHeart.

Omission of Per Share Information

Net loss per share information is not presented as iHeartMedia Capital II, LLC is the sole member of the Company and owns 100% of the limited liability company interests. The Company does not have any publicly traded common stock or potential common stock.

Adoption of New Accounting Standards

During the first quarter of 2014, the Company adopted the Financial Accounting Standards Board’s (“FASB”) ASU No. 2013-04, Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date. This update provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. The amendments are effective for fiscal years (and interim periods within) beginning after December 15, 2013 and are to be applied retrospectively to all prior periods presented for such obligations that exist at the beginning of an entity’s fiscal year of adoption. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

During the first quarter of 2014, the Company adopted the FASB’s ASU No. 2013-05, Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity of an Investment in a Foreign Entity. The amendments are effective prospectively for the fiscal years (and interim periods within) beginning after December 15, 2013 and provide clarification guidance for the release of the cumulative translation adjustment under current U.S. GAAP. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements

During the first quarter of 2014, the Company adopted the FASB’s ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. This update requires unrecognized tax benefits to be offset against a deferred tax asset for a net operating loss carryforward, similar tax loss or tax credit carryforward in certain situations. The amendments are effective prospectively for the fiscal years (and interim periods within) beginning after December 15, 2013. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.

During the second quarter of 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. This new standard provides guidance for the recognition, measurement and disclosure of revenue resulting from contracts with customers and will supersede virtually all of the current revenue recognition guidance under U.S. GAAP. The standard is effective for the first interim period within annual reporting periods beginning after December 15, 2016. The Company is currently evaluating the impact of the provisions of this new standard on its financial position and results of operations.

During the third quarter of 2014, the FASB issued ASU No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This new standard clarifies that a performance target in a share-based compensation award that could be achieved after an employee completes the requisite service period should be treated as a performance condition that affects the vesting of the award. The standard is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2015. The Company is currently evaluating the impact of the provisions of this new standard on its financial position and results of operations.